Note 3 - Loans and Allowance for Loan Losses (Details) - Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans with a specific valuation allowance
Loans with a specific valuation allowance, specific allowance	$ 785,000	$ 1,601,000
Total
Recorded balance	5,381,000	16,171,000
Unpaid principal balance	6,939,000	18,056,000
Specific allowance	785,000	1,601,000
Average investment in impaired loans	8,665,000	17,244,000	25,899,000
Interest income recognized	200,000	46,000	113,000
One to Four Family Units [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, recorded balance	632,000	620,000
Loans without a specific allowance, unpaid principal balance	632,000	620,000
Loans without a specific allowance, average investment in impaired loans	692,000	1,908,000
Loans without a specific allowance, interest income recognized	2,000	5,000
Loans with a specific valuation allowance
Loans with a specific valuation allowance, recorded balance	279,000	267,000
Loans with a specific valuation allowance, unpaid principal balance	279,000	267,000
Loans with a specific valuation allowance, specific allowance	36,000	8,000
Loans with a specific valuation allowance, average investment in impaired loans	322,000	286,000
Total
Recorded balance	911,000	887,000
Unpaid principal balance	911,000	887,000
Specific allowance	36,000	8,000
Average investment in impaired loans	1,014,000	2,194,000
Interest income recognized	2,000	5,000
Multi-Family Units [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, average investment in impaired loans	35,000
Total
Average investment in impaired loans	35,000
Real Estate Construction [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, recorded balance	74,000	96,000
Loans without a specific allowance, unpaid principal balance	74,000	96,000
Loans without a specific allowance, average investment in impaired loans	84,000	3,086,000
Loans with a specific valuation allowance
Loans with a specific valuation allowance, recorded balance	2,819,000	4,433,000
Loans with a specific valuation allowance, unpaid principal balance	4,074,000	5,484,000
Loans with a specific valuation allowance, specific allowance	376,000	890,000
Loans with a specific valuation allowance, average investment in impaired loans	3,554,000	2,606,000
Total
Recorded balance	2,893,000	4,529,000
Unpaid principal balance	4,148,000	5,580,000
Specific allowance	376,000	890,000
Average investment in impaired loans	3,638,000	5,692,000
Real Estate Commercial [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, recorded balance		3,663,000
Loans without a specific allowance, unpaid principal balance		3,663,000
Loans without a specific allowance, average investment in impaired loans	204,000	4,310,000
Loans without a specific allowance, interest income recognized		40,000
Loans with a specific valuation allowance
Loans with a specific valuation allowance, recorded balance	460,000
Loans with a specific valuation allowance, unpaid principal balance	460,000
Loans with a specific valuation allowance, specific allowance	158,000
Loans with a specific valuation allowance, average investment in impaired loans	441,000	561,000
Total
Recorded balance	460,000	3,663,000
Unpaid principal balance	460,000	3,663,000
Specific allowance	158,000
Average investment in impaired loans	645,000	4,871,000
Interest income recognized		40,000
Commercial Loans [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, recorded balance	341,000	2,327,000
Loans without a specific allowance, unpaid principal balance	341,000	2,462,000
Loans without a specific allowance, average investment in impaired loans	1,924,000	1,030,000
Loans without a specific allowance, interest income recognized	198,000	1,000
Loans with a specific valuation allowance
Loans with a specific valuation allowance, recorded balance	685,000	4,449,000
Loans with a specific valuation allowance, unpaid principal balance	988,000	5,148,000
Loans with a specific valuation allowance, specific allowance	203,000	601,000
Loans with a specific valuation allowance, average investment in impaired loans	1,175,000	3,047,000
Total
Recorded balance	1,026,000	6,776,000
Unpaid principal balance	1,329,000	7,610,000
Specific allowance	203,000	601,000
Average investment in impaired loans	3,099,000	4,077,000
Interest income recognized	198,000	1,000
Consumer and Other Loans [Member]
Loans without a specific valuation allowance
Loans without a specific allowance, average investment in impaired loans		91,000
Loans with a specific valuation allowance
Loans with a specific valuation allowance, recorded balance	91,000	316,000
Loans with a specific valuation allowance, unpaid principal balance	91,000	316,000
Loans with a specific valuation allowance, specific allowance	12,000	102,000
Loans with a specific valuation allowance, average investment in impaired loans	234,000	319,000
Total
Recorded balance	91,000	316,000
Unpaid principal balance	91,000	316,000
Specific allowance	12,000	102,000
Average investment in impaired loans	$ 234,000	$ 410,000